Trade and other receivables	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Trade and other receivables
Note 9. Trade and other receivables

	2025	2024
	A$’000	A$’000
Current assets
GBM Agile deposit	—	3,756
GST receivable	90	133
Deposits held	8	8

	98	3,897

Non-current assets
Corporate credit card deposit	40	40

	40	40

The GBM Agile deposit was advanced to GCAR at the start of th
e G
BM Agile trial and was utilized against trial expenses.